Employees (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Severance liability
Severance costs accrued		$ 89
Employee Severance [Member]
Severance liability
Beginning balance	24	0
Severance costs accrued		89
Cash payments	(20)	(64)
Foreign exchange		(1)
Ending balance	$ 4	$ 24